Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [Abstract]
Disclosure of financial assets at fair value through profit or loss
10.	Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss as of December 31, 2018 are as follows:

	2018
Debt securities:
Governments	~~W~~	2,765,054
Financial institutions		9,415,470
Corporations		6,664,839
Stocks with put option		381,844
Equity investment with put option		1,080,723
Beneficiary certificates		9,062,004
Commercial papers		5,535,397
CMA (*1)		3,001,831
Others (*2)		2,227,802

		40,134,964

Equity securities:
Stocks		1,050,097
Equity investment		4,908
Others		110,066

		1,165,071

		41,300,035

Other:
Loans at fair value		1,209,194
Due from banks at fair value		870,656
Gold deposits		154,881

	~~W~~	43,534,766

(*1)	CMA: Cash management account deposits
(*2)	Restricted reserve for claims of customers’ deposits (trusts) as of December 31, 2018 are ~~W~~1,040,180 million.

(b)	Financial assets to which overlay approach were applied in accordance with IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ as of December 31, 2018 are as follows.

	2018
Due from banks at fair value through profit or loss	~~W~~	870,656
Securities at fair value through profit or loss		3,160,525

	~~W~~	4,031,181

A financial asset is eligible for designation for the overlay approach, if it is measured at fair value through profit or loss applying IFRS 9 but would not have been measured at fair value through profit or loss in its entirety applying IAS 39; and it is not held in respect of an activity that is not associated with contracts within the scope of IFRS 4.

The reclassified amounts between profit or loss and other comprehensive income due to the overlay approach as of and for the year ended December 31, 2018 are as follows:

	Profit or loss			Other comprehensive income
	IFRS 9		IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	(77,179)	(4,425)	(72,754)	20,007
Net gain (loss) on disposal of financial assets at fair value through profit or loss		4,310	6,498	(2,188)	602

	~~W~~	(72,869)	2,073	(74,942)	20,609